VARIABLE INTEREST ENTITIES ("VIEs") - PAYMENT OBLIGATIONS (Details) - Golar Eskimo - Eskimo SPV Agreement - Variable Interest Entity, Primary Beneficiary $ in Thousands	Sep. 30, 2020 USD ($)
Variable Interest Entity [Line Items]
2020	$ 5,041
2021	19,749
2022	19,284
2023	18,849
2024	18,511
After 2024	$ 15,152